Unaudited Consolidated Statements of Cash Flows - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016
OPERATING ACTIVITIES
Net (loss) income	$ (496,833)	$ (45,361)
Non-cash items:
Depreciation and amortization	422,713	426,924
Amortization of in-process revenue contracts	(22,307)	(21,191)
Unrealized gains on derivative instruments	(94,532)	(10,847)
Loss on sale of vessels, equipment and other operating assets (note 7)	25,095	54,413
Asset impairments (note 7)	245,159	43,649
Equity loss (income), net of dividends received	72,159	(37,393)
Income tax expense	11,767	2,366
Unrealized foreign exchange loss and other	111,216	96,257
Deconsolidation loss (note 3)	103,188	0
Change in operating assets and liabilities	72,558	28,797
Expenditures for dry docking	(38,704)	(33,841)
Net operating cash flow	411,479	503,773
FINANCING ACTIVITIES
Proceeds from issuance of long-term debt, net of issuance costs	680,261	1,568,348
Prepayments of long-term debt	(314,029)	(1,532,606)
Scheduled repayments of long-term debt (note 8)	(615,337)	(616,343)
Proceeds from financing related to sales and leaseback of vessels	153,000	0
Decrease in restricted cash	105,999	27,384
Net proceeds from equity issuances of subsidiaries (note 5)	8,521	190,007
Net proceeds from equity issuances of Teekay Corporation	0	101,900
Distributions paid from subsidiaries to non-controlling interests	(88,133)	(98,657)
Cash dividends paid	(14,235)	(12,667)
Other financing activities	(24,348)	(17,567)
Net financing cash flow	(108,301)	(390,201)
INVESTING ACTIVITIES
Expenditures for vessels and equipment	(694,507)	(547,345)
Proceeds from sale of vessels and equipment	67,440	163,588
Proceeds from sale-leaseback of vessels	335,830	355,306
Investment in equity-accounted investments	(109,580)	(63,120)
Advances to joint ventures and joint venture partners	(12,576)	(12,259)
Cash of Teekay Offshore upon deconsolidation, net of proceeds received	(17,977)	0
Other investing activities	13,481	17,162
Net investing cash flow	(417,889)	(86,668)
(Decrease) increase in cash and cash equivalents	(114,711)	26,904
Cash and cash equivalents, beginning of the period	567,994	678,392
Cash and cash equivalents, end of the period	$ 453,283	$ 705,296